February 23, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Sherwin-Williams Company

File No. 1-04851

Ladies and Gentlemen:

I have attached a copy of the Annual Report on Form 10-K of The Sherwin-Williams Company for the fiscal year ended December 31, 2011.

The 2011 financial statements included in the Annual Report do not reflect a change from 2010 in any accounting principles or practices, or in the method of applying any such principles or practices.

Please call me if you have any questions or comments.

Very truly yours,

/s/ Stephen J. Perisutti

Stephen J. Perisutti

Associate General Counsel

(216) 566-2543

Attachments

The Sherwin-Williams Company 101 West Prospect Avenue Cleveland, Ohio 44115

Phone: 216 566-2000 Fax: 216 566-1708